Asset Retirement Obligations and Accrued Environmental Costs (Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,637
Settled during the year	(162)
Foreign currency translation and other	4
Other provisions ending balance	1,654	$ 1,637
Current liabilities
Payables and accrued charges (Note 20)	165	234
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,489
Disposals	2
Change in estimates	144
Unwinding of discount on asset retirement obligations	33	29
Surety Bonds	492
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,187
Settled during the year	(94)
Foreign currency translation and other	5
Other provisions ending balance	1,259	1,187
Current liabilities
Payables and accrued charges (Note 20)	135
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,124
Disposals	0
Change in estimates	129
Unwinding of discount on asset retirement obligations	32
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	450
Settled during the year	(68)
Foreign currency translation and other	(1)
Other provisions ending balance	395	$ 450
Current liabilities
Payables and accrued charges (Note 20)	30
Non-current liabilities
Asset retirement obligations and accrued environmental costs	365
Disposals	2
Change in estimates	15
Unwinding of discount on asset retirement obligations	$ 1